Credit Quality of Financial Assets and the Allowance for Credit Losses - Summary of Disclosure In Tabular Form Of Allowances For Credit Losses And Provision For Credit Losses (Detail) - JPY (¥)
¥ in Millions
		12 Months Ended
		Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Disclosure in Tabular Form of Allowances for Credit Losses and Provision for Credit Losses [Abstract]
Net investment in leases, provision for credit loss		¥ 1,678	¥ 1,577	¥ 3,285
Installment loans, provision for credit loss		10,447	5,577	15,828
Subtotal in the above table, provision for credit loss		12,125	7,154	19,113
Other financial assets measured at amortized cost, provision for credit loss		555	2,662	4,483
Total in the above table, provision for credit loss		12,680	9,816	23,596
Off-balance sheet credit exposures, provision for credit loss	[1]	(4,542)	(4,449)	(7,437)
Available-for-sale debt securities, provision for credit loss	[2]	(21)	21	117
Less: Loans to affiliates, provision for credit loss	[3]	(361)	(1,449)	(255)
Amount reported on the consolidated financial statements, provision for credit loss		7,756	3,939	16,021
Net investment in lease, allowance for credit loss		15,719	16,303	16,522
Allowance for credit loss, Installment loans		48,171	47,831	57,468
Subtotal in the above table, allowance for credit loss		63,890	64,134	73,990
Other financial assets measured at amortized cost, allowance for credit loss		1,482	7,282	6,005
Total in the above table, allowance for credit loss		65,372	71,416	79,995
Less: Loans to affiliates, allowance for credit loss	[3]	(649)	(1,957)	(1,050)
Amount reported on the consolidated financial statements, allowances for credit loss		¥ 64,723	¥ 69,459	¥ 78,945

[1]	The allowance for off-balance sheet credit exposure were ¥26,094 million, ¥22,120 million and ¥17,843 million as of March 31, 2021, 2022 and 2023, respectively, and the amounts are recorded in “Other liabilities” on the consolidated balance sheets. For further information, see Note 30 “Commitments, Guarantees and Contingent Liabilities.”
[2]	The allowance for available-for-sale debt securities were ¥120 million, ¥153 million and ¥144 million as of March 31, 2021, 2022 and 2023, respectively, and the amounts are recorded as a reduction in “Investments in securities” on the consolidated balance sheets. For further information, see Note 9 “Investment in Securities.”
[3]	The provision for credit losses on loans to affiliates were provisions of ¥255 million, ¥1,449 million and ¥361 million during fiscal 2021, 2022 and 2023, respectively, and the amounts are recorded in “Equity in net income (loss) of affiliates” in the consolidated statements of income. The allowance for credit losses on loans to affiliates were ¥1,050 million, ¥1,957 million and ¥649 million as of March 31, 2021, 2022 and 2023, respectively, and the amounts are recorded as a reduction in “Investments in affiliates” on the consolidated balance sheets.